Related Party Transactions (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Balances due to related parties	$ 795,239	$ 591,979
Bookskipper Accounting and Tax Services
Disclosure of transactions between related parties [line items]
Balances due to related parties	1,050	0
Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Balances due to related parties	614,352	507,232
Robert Dickinson (Interest Payable)
Disclosure of transactions between related parties [line items]
Balances due to related parties	174,816	79,726
United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Balances due to related parties	$ 5,021	$ 5,021